Interest expense	12 Months Ended
Dec. 31, 2017
Interest Expense [Abstract]
Interest expense
Interest expense

	Year ended December 31,
(In US$ millions)	2017	2016	2015
Gross interest expense	313	451	475
Capitalized interest	(28)	(39)	(60)
Interest expense	285	412	415

During bankruptcy proceedings we continue to make interest payments on secured credit facilities classified as liabilities subject to compromise.
These are treated as adequate protection payments which are recognized as a reduction in the principal balance of secured credit facilities held within "Liabilities subject to compromise" in the Consolidated Balance Sheets. $81 million of adequate protection payments have been recognized from Petition date to December 31, 2017.

The Debtors have discontinued recording interest on unsecured bond facilities classified as liabilities subject to compromise from the Petition Date.

Non-Debtors continue to pay interest under the normal contractual terms, which continue to be recognized in the Statement of Operations.

During Chapter 11 no interest on newbuildings has been capitalized as interest payments made during bankruptcy proceedings are treated as adequate protection payments.